Investment funds (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investment Funds [Line Items]
Investment funds	$ 57,574	$ 118,661
Alpha 4X Feeder Fund [Member]
Investment Funds [Line Items]
Investment funds	52,472	113,069
Alpha 4X Latam Fundo de Investmento Multimercado [Member]
Investment Funds [Line Items]
Investment funds	$ 5,102	$ 5,592